Supplemental Disclosures Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 16.5	$ 16.8
Cash dividends paid	(33.2)	(198.8)
Cash dividends declared	(22.0)	(198.5)
Dividends payable at the end of the period	5.3	16.5
Long-term Debt [Roll Forward]
Long-term debt beginning of the period	4,276.7	4,111.0
Decrease in bank debt, net	(1,099.2)	(360.0)
Issuance of senior guaranteed notes	0.0	267.3
Repayment of senior guaranteed notes	(98.2)	(65.0)
Realized gain on cross currency swap maturity	32.4	70.3
Foreign exchange	(206.6)	253.1
Long-term debt end of the period	2,905.1	4,276.7
Lease Liability [Roll Forward]
Lease liability, beginning of year	223.8
Payments on lease liability	(34.1)	0.0
Financing	8.9
Additions	5.5
Dispositions	(3.0)
Lease modification	(19.7)
Foreign exchange	(0.2)
Lease liability, end of year	$ 181.2	$ 223.8